Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment information for the periods
The following tables set forth our segment financial information for the periods indicated:

	December 31, 2016
	Gas Gathering and Processing Services	Liquid Pipelines and Services	Natural Gas Transportation Services	Offshore Pipelines and Services	Terminalling Services	Total
	(in thousands)
Commodity sales	$91,444	$304,502	$21,999	$6,812	$14,655	$439,412
Services	22,558	19,063	18,109	40,502	50,999	151,231
Gains (losses) on commodity derivatives, net	(833)	(341)	—	(7)	(436)	(1,617)
Total Revenue	113,169	323,224	40,108	47,307	65,218	589,026

Cost of sales	63,832	293,618	21,288	3,049	11,564	393,351
Direct operating expenses	33,802	10,091	5,923	10,945	10,783	71,544
Corporate expenses						89,438
Depreciation, amortization, and accretion						90,882
Loss on sale of assets, net						688
Loss on impairment of plant, property and equipment						697
Loss on impairment of goodwill						2,654
Interest expense						21,433
Earnings in unconsolidated affiliates						(40,158)
Other (income) expense						(254)
Income tax expense						2,580
Income (loss) from continuing operations						(43,829)
Loss from discontinuing operations, net of tax						(4,715)
Net income (loss)						(48,544)
Net income (loss) attributable to non-controlling interest						2,766
Net income (loss) attributable to partnership						$(51,310)

Segment gross margin	$48,245	$31,556	$18,616	$82,346	$42,872

	December 31, 2015
	Gas Gathering and Processing Services	Liquid Pipelines and Services	Natural Gas Transportation Services	Offshore Pipelines and Services	Terminalling Services	Total
	(in thousands)
Commodity sales	$107,680	$457,448	$23,972	$13,798	$10,343	$613,241
Services	30,196	23,008	16,035	21,457	45,022	135,718
Gains (losses) on commodity derivatives, net	1,240	—	—	84	21	1,345
Total Revenue	139,116	480,456	40,007	35,339	55,386	750,304

Cost of sales	72,960	454,057	21,858	9,914	8,893	567,682
Direct operating expenses	35,250	9,912	6,728	9,425	10,414	71,729
Corporate expenses						65,327
Depreciation, amortization, and accretion						81,335
Loss on sale of assets, net						2,860
Loss on impairment of goodwill						148,488
Interest expense						20,077
Earnings in unconsolidated affiliates						(8,201)
Other (income) expense						(1,460)
Income tax expense						1,885
Income (loss) from continuing operations						(199,418)
Loss from discontinuing operations, net of tax						(423)
Net income (loss)						(199,841)
Net income (loss) attributable to non-controlling interest						(13)
Net income (loss) attributable to partnership						$(199,828)

Segment gross margin	$65,692	$26,399	$18,073	$33,613	$36,079

	December 31, 2014
	Gas Gathering and Processing Services	Liquid Pipelines and Services	Natural Gas Transportation Services	Offshore Pipelines and Services	Terminalling Services	Total
	(in thousands)
Commodity sales	$148,198	$470,936	$70,964	$20,044	$11,521	$721,663
Services	15,248	22,239	12,925	24,426	41,357	116,195
Gains (losses) on commodity derivatives, net	1,050	—	—	41	—	1,091
Total Revenue	164,496	493,175	83,889	44,511	52,878	838,949

Cost of sales	112,719	468,137	70,100	15,133	6,859	672,948
Direct operating expenses	21,197	7,209	6,975	11,142	11,525	58,048
Corporate expenses						60,465
Depreciation, amortization, and accretion						57,818
Loss on sale of assets, net						4,087
Loss on impairment of plant, property and equipment						21,344
Interest expense						16,497
Earnings in unconsolidated affiliates						(348)
Other (income) expense						1,096
Loss on extinguishment of debt						1,634
Income tax expense						856
Income (loss) from continuing operations						(55,496)
Loss from discontinuing operations, net of tax						(24,071)
Net income (loss)						(79,567)
Net income (loss) attributable to non-controlling interest						3,993
Net income (loss) attributable to partnership						$(83,560)

Segment gross margin	$51,213	$25,038	$13,691	$29,089	$34,493

Reconciliation of assets from segment to consolidated
A reconciliation of total assets by segment to the amounts included in the consolidated balance sheets is as follows:

	December 31,
	2016	2015
Segment assets:	(in thousands)
Gas Gathering and Processing Services	$530,889	$496,014
Liquid Pipelines and Services	425,389	434,395
Natural Gas Transportation Services	221,604	146,927
Offshore Pipelines and Services	400,193	190,271
Terminalling Services	299,534	291,130
Other (1)	334,953	19,716
Discontinued operations	136,759	$173,436
Total assets	$2,349,321	$1,751,889
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(1) Other assets not allocable to segments consist of investment in unconsolidated affiliates, restricted cash and other assets.